Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS
30	OPERATING SEGMENTS

Services from which reportable segments derive their revenues reported to the Company’s chief operating decision maker (CODM – Hoo Voon Him) for the purposes of resource allocation and assessment of segment performance focuses on the types of services provided. Management has chosen to organise the Company around differences in services. Revenue from business strategy consultancy and from Solutions and consultancy is aggregated and reported as one single operating segment for reporting purposes.

Segment revenues and results

	Revenue			Net profit
	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	RM	RM	RM

Business strategy consultancy	17,681,457	67,252,153	66,271,454	4,695,816	21,908,118	20,357,302
Technology development, solutions and consultancy	17,505,200	20,525,915	51,018,808	8,450,724	9,918,688	11,598,867
Interest income	-	1,897,005	5,430,828	-	1,036,516	2,472,194
Others	383,225	1,123,071	1,667,301	744,482	335,203	74,688
Total	35,569,882	90,798,144	124,388,391	13,891,022	33,198,525	34,503,051
Other gains and losses				(115,972)	(517,819)	424,251
Interest income				49	7,323	18,507
Finance cost				(51,104)	(92,587)	(589,699)
Profit before income tax				13,723,995	32,595,442	34,356,110
Income tax benefit/(expense)				6,590,981	619,698	(484,662)
Profit for the year				20,314,976	33,215,140	33,871,448

Revenue reported above represents revenue generated from external customers, there were no inter-segment sales in 2022, 2023 and 2024.

The accounting policies of the reportable segments are the same as the Company’s accounting policies described in Note 2. Segment profit represents the profit earned by each segment without allocation of central administration costs, finance income, finance cost and income tax expense. This is the measure reported to the chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Segment assets

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM

Business strategy consultancy	19,043,436	56,519,511	152,229,067
Technology development, solutions and consultancy	1,175,112	15,496,175	117,192,924
Interest income	-	38,007,733	12,474,902
Investments and others	12,962,743	8,024,218	127,411,770
	33,181,291	118,047,637	409,308,663
Unallocated assets	8,642,813	-	-
Consolidated total assets	41,824,104	118,047,637	409,308,663

No geographical segment information presented as Company’s operations are conducted predominantly in Malaysia.